UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-499
RIVERSOURCE INCOME SERIES, INC.
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Investments in Affiliated Funds
Columbia Income Builder Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (25.0%)

	Shares		Value(a)
Dividend Income (8.3%)
Columbia Dividend Opportunity Fund	2,590,937		$19,354,298

International (1.0%)
RiverSource Disciplined International Equity Fund	315,949		2,338,019

Real Estate (2.2%)
RiverSource Real Estate Fund	471,025		5,077,650

U.S. Large Cap (9.0%)
Columbia Large Core Quantitative Fund	2,021,145		10,429,108
Columbia Large Value Quantitative Fund	1,226,385		10,448,803

Total			20,877,911

U.S. Small Cap (4.5%)
RiverSource Disciplined Small Cap Value Fund	1,246,516	(c)	10,483,198

Total Equity Funds (Cost: $55,708,740)			$58,131,076

Fixed Income Funds (66.8%)

	Shares		Value(a)
Emerging Markets (4.7%)
Columbia Emerging Markets Bond Fund	931,388		$10,887,931

Floating Rate (5.4%)
Columbia Floating Rate Fund	1,436,138		12,623,655

Global Bond (2.0%)
Columbia Global Bond Fund	619,608		4,634,668

High Yield (15.0%)
Columbia High Yield Bond Fund	11,416,330		31,851,561
Columbia Income Opportunities Fund	303,215		3,059,439

Total			34,911,000

Inflation Protected Securities (7.4%)
Columbia Inflation Protected Securities Fund	1,579,143		17,102,119

Investment Grade (32.3%)
Columbia Diversified Bond Fund	7,145,016		36,439,584
Columbia Limited Duration Credit Fund	401,804		4,054,200
Columbia U.S. Government Mortgage Fund	6,553,481	(c)	34,798,985

Total			75,292,769

Total Fixed Income Funds (Cost: $139,858,616)			$155,452,142

Alternative Investments (4.4%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	1,019,495	(b,c)	$10,286,706

Total Alternative Investments (Cost: $10,166,919)			$10,286,706

Cash Equivalents (3.4%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	7,821,443	$7,821,443

Total Cash Equivalents (Cost: $7,821,443)		$7,821,443

Total Investments in Affiliated Funds (Cost: $213,555,718)(d)		$231,691,367

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	25.95%
Columbia U.S. Government Mortgage Fund	14.02
Columbia Absolute Return Currency and Income Fund	6.00

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $213,556,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$22,056,000
Unrealized depreciation	(3,921,000)

Net unrealized appreciation	$18,135,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$231,691,367	$—	$—	$231,691,367

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Income Builder Fund II
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (24.8%)

	Shares		Value(a)
Dividend Income (9.4%)
Columbia Dividend Opportunity Fund	4,772,534		$35,650,828

International (2.8%)
RiverSource Disciplined International Equity Fund	1,401,982		10,374,667

Real Estate (4.8%)
RiverSource Real Estate Fund	1,666,290	(c)	17,962,601

U.S. Large Cap (3.3%)
Columbia Large Core Quantitative Fund	201,996		1,042,301
Columbia Large Value Quantitative Fund	1,341,096		11,426,133

Total			12,468,434

U.S. Small Cap (4.5%)
RiverSource Disciplined Small Cap Value Fund	1,994,387	(c)	16,772,796

Total Equity Funds (Cost: $88,466,723)			$93,229,326

Fixed Income Funds (71.8%)

	Shares		Value(a)
Emerging Markets (8.3%)
Columbia Emerging Markets Bond Fund	2,676,430	(c)	$31,287,469

Floating Rate (9.6%)
Columbia Floating Rate Fund	4,086,273	(c)	35,918,342

Global Bond (3.0%)
Columbia Global Bond Fund	1,504,488		11,253,567

High Yield (17.6%)
Columbia High Yield Bond Fund	19,549,341		54,542,661
Columbia Income Opportunities Fund	1,134,314		11,445,231

Total			65,987,892

Inflation Protected Securities (4.8%)
Columbia Inflation Protected Securities Fund	1,683,300		18,230,144

Investment Grade (28.5%)
Columbia Diversified Bond Fund	11,198,799		57,113,877
Columbia Limited Duration Credit Fund	372,771		3,761,256
Columbia U.S. Government Mortgage Fund	8,691,784	(c)	46,153,375

Total			107,028,508

Total Fixed Income Funds (Cost: $244,427,604)			$269,705,922

Alternative Investments (3.3%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	1,247,115	(b,c)	$12,583,391

Total Alternative Investments (Cost: $12,887,088)			$12,583,391

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	141,295	$141,295

Total Cash Equivalents (Cost: $141,295)		$141,295

Total Investments in Affiliated Funds (Cost: $345,922,710)(d)		$375,659,934

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	42.77%
Columbia U.S. Government Mortgage Fund	18.60
Columbia Emerging Markets Bond Fund	13.27
Columbia Floating Rate Fund	9.59
RiverSource Real Estate Fund	8.75
Columbia Absolute Return Currency and Income Fund	7.34

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $345,923,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,372,000
Unrealized depreciation	(7,635,000)

Net unrealized appreciation	$29,737,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$375,659,934	$—	$—	$375,659,934

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Income Builder Fund III
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (24.7%)

	Shares		Value(a)
Dividend Income (8.2%)
Columbia Dividend Opportunity Fund	2,112,273		$15,778,681

International (4.3%)
RiverSource Disciplined International Equity Fund	1,097,750		8,123,350

Real Estate (6.8%)
RiverSource Real Estate Fund	1,206,565	(c)	13,006,769

U.S. Large Cap (0.9%)
Columbia Large Core Quantitative Fund	40,711		210,068
Columbia Large Value Quantitative Fund	180,268		1,535,887

Total			1,745,955

U.S. Small Cap (4.5%)
RiverSource Disciplined Small Cap Value Fund	1,010,862	(c)	8,501,349

Total Equity Funds (Cost: $42,144,228)			$47,156,104

Fixed Income Funds (73.3%)

	Shares		Value(a)
Emerging Markets (10.3%)
Columbia Emerging Markets Bond Fund	1,678,016	(c)	$19,616,008

Floating Rate (11.8%)
Columbia Floating Rate Fund	2,566,553	(c)	22,559,998

Global Bond (4.0%)
Columbia Global Bond Fund	1,014,444		7,588,044

High Yield (23.3%)
Columbia High Yield Bond Fund	12,673,648		35,359,477
Columbia Income Opportunities Fund	897,861		9,059,416

Total			44,418,893

Inflation Protected Securities (2.3%)
Columbia Inflation Protected Securities Fund	410,747		4,448,391

Investment Grade (21.6%)
Columbia Diversified Bond Fund	4,485,503		22,876,065
Columbia Limited Duration Credit Fund	143,399		1,446,898
Columbia U.S. Government Mortgage Fund	3,184,537	(c)	16,909,892

Total			41,232,855

Total Fixed Income Funds (Cost: $126,906,626)			$139,864,189

Alternative Investments (1.9%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	352,308	(b)	$3,554,784

Total Alternative Investments (Cost: $3,576,972)			$3,554,784

Cash Equivalents (0.1%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	152,512	$152,512

Total Cash Equivalents (Cost: $152,512)		$152,512

Total Investments in Affiliated Funds (Cost: $172,780,338)(d)		$190,727,589

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Disciplined Small Cap Value Fund	21.78%
Columbia Emerging Markets Bond Fund	8.31
Columbia U.S. Government Mortgage Fund	6.81
RiverSource Real Estate Fund	6.18
Columbia Floating Rate Fund	6.02

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $172,780,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,862,000
Unrealized depreciation	(2,914,000)

Net unrealized appreciation	$17,948,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$190,727,589	$—	$—	$190,727,589

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               RiverSource Income Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date December 20, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date December 20, 2010